Composition of Loans, Net (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	$ 307,716,000	$ 292,750,000
Business loans	57,121,000	46,997,000
Consumer loans	27,831,000	29,391,000
Total Gross Loans	392,668,000	369,138,000
Unearned income	(485,000)	(248,000)
Allowance for loan losses	8,077,499	6,954,269	6,681,412	6,379,070
Loans, net	384,104,766	361,936,495
Land Development and Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	27,224,000	12,755,000
Farmland
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	29,634,000	31,663,000
1-4 Family Mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	105,489,000	115,837,000
Commercial Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Real estate loans	145,369,000	132,495,000
Commercial and Industrial Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	55,813,000	45,564,000
Farm Production and other Farm Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Business loans	1,308,000	1,433,000
Credit Cards
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans	1,087,000	1,050,000
Other Consumer Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer loans	$ 26,744,000	$ 28,341,000